SLM Private Credit Student Loan Trust 2006-B
Quarterly Servicing Report

Distribution Date	09/15/2006
Collection Period	06/08/2006 — 08/31/2006

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Bank of New York -	Indenture Trustee
Chase Bank USA, National Association -	Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. 2006-B Deal Parameters

A	Student Loan Portfolio Characteristics		06/08/2006	Activity	08/31/2006
	i	Portfolio Balance	1,910,404,020.05	($13,926,168.05)	$1,896,477,852.00
	ii	Interest to be Capitalized	97,737,123.22		119,540,350.31

	iii	Total Pool	$2,008,141,143.27		$2,016,018,202.31
	iv	Cash Capitalization Account (CI)	250,000,000.00		250,000,000.00

	v	Asset Balance	$2,258,141,143.27		$2,266,018,202.31

	i	Weighted Average Coupon (WAC)	9.727%		10.347%
	ii	Weighted Average Remaining Term	200.78		198.83
	iii	Number of Loans	216,519		214,704
	iv	Number of Borrowers	166,263		165,058
	v	Prime Loans — Monthly Reset, Adjustable Period *	$360,829,702.00		$358,576,495.14
	vi	Prime Loans — Monthly Reset, Non-adjustable *	$1,179,432,397.00		$1,196,734,370.75
	vii	Prime Loans — Quarterly Reset *	$54,110,715.00		$53,086,037.68
	viii	Prime Loans — Annual Reset *	$403,493,134.00		$405,435,431.72
	ix	T-bill Loans *	$1,021,544.43		$976,026.21
	x	Fixed Loans *	$501,770.61		$1,209,840.81
	xi	Pool Factor	1.000000000		1.003922562

						% of		% of
B	Notes		Cusips	Spread	Balance 06/08/2006	O/S Securities **	Balance 09/15/2006	O/S Securities **
	i	A-1 Notes	78443CCQ5	0.010%	$468,000,000.00	20.910%	$458,630,098.37	20.577%
	ii	A-2 Notes	78443CCR3	0.050%	195,000,000.00	8.712%	195,000,000.00	8.749%
	iii	A-3 Notes	78443CCS1	0.140%	349,000,000.00	15.593%	349,000,000.00	15.658%
	iv	A-4 Notes	78443CCT9	0.180%	331,870,000.00	14.828%	331,870,000.00	14.890%
	v	A-5 Notes	78443CCU6	0.270%	720,000,000.00	32.169%	720,000,000.00	32.304%
	vi	B Notes	78443CCV4	0.290%	73,106,000.00	3.266%	73,106,000.00	3.280%
	vii	C Notes	78443CCW2	0.400%	101,223,000.00	4.523%	101,223,000.00	4.542%

	viii	Total Notes			$2,238,199,000.00	100.000%	$2,228,829,098.37	100.000%

C			06/08/2006	09/15/2006

	i	Specified Reserve Account Balance ($)	$4,998,473.00	$4,998,473.00
	ii	Reserve Account Balance ($)	$4,998,473.00	$4,998,473.00
	iii	Cash Capitalization Acct Balance ($)	$250,000,000.00	$250,000,000.00

	iv	Initial Asset Balance	$2,249,389,263.00	$2,249,389,263.00
	v	Specified Overcollateralization Amount	$44,987,785.26	$44,987,785.26
	vi	Actual Overcollateralization Amount	$19,942,143.27	$37,189,103.94

	vii	Has the Stepdown Date Occurred? ***	No	No

*	Loan index data in 06/08/2006 column is as of the Statistical Cutoff date, 05/17/2006.

**	Percentages may not total 100% due to rounding.

***	The Stepdown Date is the earlier of the distribution date following the reduction of the Class A Notes to zero and September 15, 2011. A the Stepdown Date, principal payments made on the Class B and Class C Notes may begin to be paid pro-rata with the Class A Notes. See the prospectus for complete information concerning the Stepdown Date.

II. 2006-B Transactions from:	06/08/2006	through:	08/31/2006

A	Student Loan Principal Activity
	i	Principal Payments Received	$27,302,465.68
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	197.47
	iv	Other Principal Reimbursements	49,224.86

	v	Total Principal Collections	$27,351,888.01

B	Student Loan Non-Cash Principal Activity
	i	Realized Losses/Loans Charged Off	$151,050.94
	ii	Capitalized Interest	(12,076,048.81)
	iii	Capitalized Insurance Fee	(1,503,281.86)
	iv	Other Adjustments	2,559.77

	v	Total Non-Cash Principal Activity	$(13,425,719.96)

C	Total Student Loan Principal Activity		$13,926,168.05

D	Student Loan Interest Activity
	i	Interest Payments Received	$8,809,104.25
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	124.53
	iv	Other Interest Reimbursements	850.23
	v	Late Fees	83,051.57
	vi	Collection Fees/Return Items	49.83

	vii	Total Interest Collections	$8,893,180.41

E	Student Loan Non-Cash Interest Activity
	i	Realized Losses/Loans Charged Off	$7,151.56
	ii	Capitalized Interest	12,076,048.81
	iii	Other Interest Adjustments	119.71

	iv	Total Non-Cash Interest Adjustments	$12,083,320.08

F	Total Student Loan Interest Activity		$20,976,500.49

III. 2006-B Collection Account Activity	06/08/2006	through	08/31/2006

A	Principal Collections
	i	Principal Payments Received	$21,733,343.67
	ii	Consolidation Principal Payments	5,569,122.01
	iii	Purchases by Servicer (Delinquencies >180)	0.00
	iv	Reimbursements by Seller	6,971.71
	v	Reimbursements by Servicer	197.47
	vi	Other Re-purchased Principal	42,253.15

	vii	Total Principal Collections	$27,351,888.01

B	Interest Collections
	i	Interest Payments Received	$8,680,688.51
	ii	Consolidation Interest Payments	128,415.74
	iii	Purchases by Servicer (Delinquencies >180)	0.00
	iv	Reimbursements by Seller	0.00
	v	Reimbursements by Servicer	124.53
	vi	Other Re-purchased Interest	850.23
	vii	Collection Fees/Return Items	49.83
	viii	Late Fees	83,051.57

	ix	Total Interest Collections	$8,893,180.41

C	Recoveries on Realized Losses		$2,436.87

D	Funds Borrowed from Next Collection Period		$2,700,000.00

E	Funds Repaid from Prior Collection Periods		$0.00

F	Investment Income		$3,264,577.71

G	Borrower Incentive Reimbursements		$13,853.79

H	Gross Swap Receipt from Deutsche Bank AG, NY		$28,991,652.11

I	Other Deposits		$197,093.34

J	Initial Deposits to the Collection Account		$2,600,000.00

	TOTAL FUNDS RECEIVED		$74,014,682.24

	LESS FUNDS PREVIOUSLY REMITTED:
	Servicing Fees to the Servicer		$(1,970,119.60)

	AVAILABLE FUNDS PRIOR TO RELEASE FROM CASH CAPITALIZATION ACCOUNT		$72,044,562.64

K	Amount Released from Cash Capitalizaton Account		$0.00

L	AVAILABLE FUNDS		$72,044,562.64

M	Servicing Fees Due for Current Period		$1,110,783.59

N	Carryover Servicing Fees Due		$0.00

O	Administration Fees Due		$20,000.00

P	Total Fees Due for Period		$1,130,783.59

IV. 2006-B Loss and Recovery Detail

			% of
			Original Pool	08/31/2006
A	i	Cumulative Realized Losses Test

		June 8, 2006 to June 15, 2011	15%	$299,908,389.46
		September 15, 2011 to June 16, 2014	18%
		September 15, 2014 and thereafter	20%

	ii	Cumulative Realized Losses (Net of Recoveries)		$148,614.07

	iii	Is Test Satisfied (ii < i)?		Yes

B	i	Recoveries on Realized Losses This Collection Period

	ii	Principal Cash Recovered During Collection Period		$2,419.00
	iii	Interest Cash Recovered During Collection Period		$23.84
	iv	Late Fees and Collection Costs Recovered During Collection Period		$(5.97)

	v	Total Recoveries for Period		$2,436.87

C	i	Gross Defaults:
	ii	Cumulative Principal Charge Offs plus Principal Purchases by Servicer		$151,050.94
	iii	Cumulative Interest Charge Offs plus Interest Purchases by Servicer		7,151.56

	iv	Total Gross Defaults:		$158,202.50

V. 2006-B Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		%*
STATUS	06/08/2006	08/31/2006	06/08/2006	08/31/2006	06/08/2006	08/31/2006	06/08/2006	08/31/2006	06/08/2006	08/31/2006

INTERIM:

In School	10.025%	10.546%	129,687	119,889	59.896%	55.839%	$1,153,106,537.14	$1,053,405,557.71	60.359%	55.545%

Grace	9.797%	10.500%	42,172	38,573	19.477%	17.966%	345,733,056.92	344,188,719.31	18.097%	18.149%

Deferment	9.278%	10.229%	1,531	2,015	0.707%	0.939%	13,498,739.15	17,230,147.49	0.707%	0.909%

TOTAL INTERIM	9.966%	10.531%	173,390	160,477	80.081%	74.743%	$1,512,338,333.21	$1,414,824,424.51	79.163%	74.603%

REPAYMENT
Active
Current	8.684%	9.647%	37,203	44,265	17.182%	20.617%	$334,919,360.20	$381,873,040.75	17.531%	20.136%
31-60 Days Delinquent	10.845%	10.511%	1,125	1,857	0.520%	0.865%	9,628,971.28	14,613,932.61	0.504%	0.771%
61-90 Days Delinquent	10.703%	11.306%	301	720	0.139%	0.335%	2,372,670.89	5,910,025.88	0.124%	0.312%
91-120 Days Delinquent	9.486%	11.914%	4	447	0.002%	0.208%	22,777.21	3,459,995.19	0.001%	0.182%
121-150 Days Delinquent	0.000%	11.425%	0	121	0.000%	0.056%	0.00	862,271.52	0.000%	0.045%
151-180 Days Delinquent	9.500%	10.232%	2	23	0.001%	0.011%	12,955.69	168,559.42	0.001%	0.009%
> 180 Days Delinquent	11.351%	0.000%	2	0	0.001%	0.000%	9,420.07	0.00	0.000%	0.000%

Forbearance	9.227%	10.253%	4,492	6,794	2.075%	3.164%	51,099,531.50	74,765,602.12	2.675%	3.942%

TOTAL REPAYMENT	8.818%	9.807%	43,129	54,227	19.919%	25.257%	$398,065,686.84	$481,653,427.49	20.837%	25.397%

GRAND TOTAL	9.727%	10.347%	216,519	214,704	100.000%	100.000%	$1,910,404,020.05	$1,896,477,852.00	100.000%	100.000%

*	Percentages may not total 100% due to rounding

VI. 2006-B Portfolio Characteristics by Loan Program

LOAN PROGRAM	WAC	# Loans	$ Amount	%
—Signature Loans	10.515%	193,936	$1,617,892,339.05	85.310%
—Law Loans	9.567%	14,534	188,454,969.22	9.937%
—Med Loans	9.221%	3,492	49,077,463.36	2.588%
—MBA Loans	9.090%	2,742	41,053,080.37	2.165%

— Total	10.347%	214,704	$1,896,477,852.00	100.000%

*	Percentages may not total 100% due to rounding

VII. 2006-B Interest Rate Swap Calculations

			Deutsche Bank AG, NY	Deutsche Bank AG, NY
			Monthly Reset *	Monthly Reset *	Deutsche Bank AG, NY	Deutsche Bank AG, NY
Swap Payments			Adjustable Period	non-Adjustable Period	Quarterly Reset	Annual Reset **
i	Notional Swap Amount		$360,829,702	$1,179,432,397	$54,110,715	$403,493,134
	— Prime Loans Outstanding

Counterparty Pays:
ii	3 Month LIBOR		5.27684%	5.27684%	5.27684%	5.27684%
iii	Days in Period	06/08/2006 - 09/15/2006	99	99	99	99

iv	Gross Swap Receipt Due Trust		$5,236,111.66	$17,115,109.14	$785,217.36	$5,855,213.95

SLM Private Credit Trust Pays:
v	Applicable Prime Rate (WSJ)		8.07828%	8.07828%	7.96465%	7.15909%
vi	Less: Spread		2.75000%	2.75000%	2.70000%	2.60000%

vii	Net Payable Rate		5.32828%	5.32828%	5.26465%	4.55909%
viii	Days in Period	06/08/2006 - 09/15/2006	99	99	99	99

ix	Gross Swap Payment Due Counterparty		$5,214,727.86	$17,045,212.58	$772,671.36	$4,989,495.61

*	Monthly Reset Swaps — Prime Side Resets

Determination	Period	# Days
Date	Effective	In Period	Rate
06/08/2006	06/08/2006 — 07/14/2006	37	8.00000%
06/29/2006	07/15/2006 — 08/14/2006	31	8.00000%
07/28/2006	08/15/2006 — 09/14/2006	31	8.25000%

		Wtd Avg Rate:	8.07828%

**	Annual Reset Swap — Prime Side Resets

Determination	Period	# Days
Date	Effective	In Period	Rate
08/01/2005	06/08/2006 — 07/31/2006	54	6.25000%
08/01/2006	08/01/2006 — 09/14/2006	45	8.25000%

		Wtd Avg Rate:	7.15909%

VIII. 2006-B Accrued Interest Factors

		Accrued		Record Date
		Interest Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.014538810	06/08/06-09/15/06	1 NY Business Day	5.28684%	LIBOR

B	Class A-2 Interest Rate	0.014648810	06/08/06-09/15/06	1 NY Business Day	5.32684%	LIBOR

C	Class A-3 Interest Rate	0.014896310	06/08/06-09/15/06	1 NY Business Day	5.41684%	LIBOR

D	Class A-4 Interest Rate	0.015006310	06/08/06-09/15/06	1 NY Business Day	5.45684%	LIBOR

E	Class A-5 Interest Rate	0.015253810	06/08/06-09/15/06	1 NY Business Day	5.54684%	LIBOR

F	Class B Interest Rate	0.015308810	06/08/06-09/15/06	1 NY Business Day	5.56684%	LIBOR

G	Class C Interest Rate	0.015611310	06/08/06-09/15/06	1 NY Business Day	5.67684%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please seehttp://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

IX. 2006-B Inputs From Initial Period	06/08/2006

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$1,910,404,020.05
	ii	Interest To Be Capitalized	97,737,123.22

	iii	Total Pool	$2,008,141,143.27
	iv	Cash Capitalization Account (CI)	250,000,000.00

	v	Asset Balance	$2,258,141,143.27

B	Total Note Factor		1.000000000
C	Total Note Balance		$2,238,199,000.00

D	Note Balance 06/08/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B	Class C

	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$468,000,000.00	$195,000,000.00	$349,000,000.00	$331,870,000.00	$720,000,000.00	$73,106,000.00	$101,223,000.00
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
F	Unpaid Administration fees from Prior Quarter(s)			$0.00
G	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00

X. 2006-B Note Parity Triggers

		Class A	Class B	Class C
Notes Outstanding	6/8/06	$2,063,870,000	$2,136,976,000	$2,238,199,000
Asset Balance, prior *	6/8/06	$2,249,389,263	$2,249,389,263	$2,249,389,263

Pool Balance, current	8/31/06	$2,016,018,202	$2,016,018,202	$2,016,018,202
Amounts on Deposit **	9/15/06	262,069,291	260,950,125	259,369,902
Total		$2,278,087,493	$2,276,968,328	$2,275,388,104

Are the Notes in Excess of the Asset Balance?		No	No	No
Are the Notes in Excess of the Pool + Amounts on Deposit?		No	No	No

Are the Notes Parity Triggers in Effect?		No	No	No

Class A Enhancement		$194,271,143.27
Specified Class A Enhancement		$339,902,730.35	The greater of 15.0% of the Asset Balance or the Specified Overcollateralization Amoun

Class B Enhancement		$121,165,143.27
Specified Class B Enhancement		$229,434,342.98	The greater of 10.125% of the Asset Balance or the Specified Overcollateralization Amount

Class C Enhancement		$19,942,143.27
Specified Class C Enhancement		$67,980,546.07	The greater of 3.0% of the Asset Balance or the Specified Overcollateralization Amount

*	For the initial distribution date, the initial Asset Balance as defined on page S-60 of the prospectus supplement

**	Amounts on Deposit in Trust Accounts for the Collection Period after Payment of Section XIII Items B through E for the Class A; Items B through G for the Class B; and Items B through I for the Class
XI. 2006-B Cash Capitalization Account Triggers

	Cash Capitalization Account Balance as of Collection End Date		08/31/2006	$250,000,000.00
	Less: Excess of Trust fees & Note interest due over Available Funds		09/15/2006	$0.00

	Cash Capitalization Account Balance (CI)*			$250,000,000.00

A	June 16, 2008 - March 16, 2009
	i	5.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$123,859,409.47
	ii	Excess, CI over 5.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$126,140,590.54
	iii	Release A(ii) excess to Collection Account?**	09/15/2006	DO NOT RELEASE

B	June 15, 2009 - March 15, 2010
	i	3.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$78,819,624.21
	ii	Excess, CI over 3.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$171,180,375.79
	iii	Release B(ii) excess to Collection Account?**	09/15/2006	DO NOT RELEASE

C	June 15, 2010 - December 15, 2010
	i	1.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$33,779,838.95
	ii	Excess, CI over 1.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$216,220,161.05
	iii	Release C(ii) excess to Collection Account?**	09/15/2006	DO NOT RELEASE

		Release from Cash Capitalization Account (R)*	09/15/2006	$0.00

*	as defined under “Asset Balance” on page S-60 of the prospectus supplement

**	determined based on a comparison of pool balances to notes outstanding and CI, along with certain loan portfolio characteristics, as outlined on pages S-39 through S-40 of the prospectus supplement

XII. 2006-B Principal Distribution Calculations

A	Priority Principal Payments (If Note Parity Triggers are not in effect, go to Regular Principal Distribution below):

	i	Is the Class A Note Parity Trigger in Effect?		No
	ii	Aggregate A Notes Outstanding	06/08/2006	$2,063,870,000.00
	iii	Asset Balance	08/31/2006	$2,266,018,202.31

	iv	First Priority Principal Distribution Amount	09/15/2006	$—

	v	Is the Class B Note Parity Trigger in Effect?		No
	vi	Aggregate A and B Notes Outstanding	06/08/2006	$2,136,976,000.00
	vii	Asset Balance	08/31/2006	$2,266,018,202.31
	viii	First Priority Principal Distribution Amount	09/15/2006	$—

	ix	Second Priority Principal Distribution Amount	09/15/2006	$—

	x	Is the Class C Note Parity Trigger in Effect?		No
	xi	Aggregate A, B and C Notes Outstanding	06/08/2006	$2,238,199,000.00
	xii	Asset Balance	08/31/2006	$2,266,018,202.31
	xiii	First Priority Principal Distribution Amount	09/15/2006	$—
	xiv	Second Priority Principal Distribution Amount	09/15/2006	$—

	xv	Third Priority Principal Distribution Amount	09/15/2006	$—

B	Regular Principal Distribution
	i	Aggregate Notes Outstanding	06/08/2006	$2,238,199,000.00
	ii	Asset Balance	08/31/2006	$2,266,018,202.31
	iii	Specified Overcollateralization Amount	09/15/2006	$44,987,785.26
	iv	First Priority Principal Distribution Amount	09/15/2006	$—
	v	Second Priority Principal Distribution Amount	09/15/2006	$—
	vi	Third Priority Principal Distribution Amount	09/15/2006	$—
	vii	Regular Principal Distribution Amount		$17,168,582.95

C	Class A Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class A Notes Outstanding	06/08/2006	$2,063,870,000.00
	iii	Asset Balance	08/31/2006	$2,266,018,202.31
	iv	85% of Asset Balance	08/31/2006	$1,926,115,471.96
	v	Specified Overcollateralization Amount	09/15/2006	$44,987,785.26
	vi	Lesser of (iii) and (ii – iv)		$1,926,115,471.96
	vii	Class A Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$17,168,582.95
	viii	Class A Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—
	ix	Actual Principal Distribution Amount paid		$9,369,901.63
	x	Shortfall		$7,798,681.32

D	Class B Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class B Notes Outstanding	06/08/2006	$73,106,000.00
	iii	Asset Balance	08/31/2006	$2,266,018,202.31
	iv	89.875% of Asset Balance	08/31/2006	$2,036,583,859.33
	v	Specified Overcollateralization Amount	09/15/2006	$44,987,785.26
	vi	Lesser of (iii) and (ii – iv)		$2,036,583,859.33
	vii	Class B Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$—
	viii	Class B Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—

E	Class C Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class C Notes Outstanding	06/08/2006	$101,223,000.00
	iii	Asset Balance	08/31/2006	$2,266,018,202.31
	iv	97% of Asset Balance	08/31/2006	$2,198,037,656.24
	v	Specified Overcollateralization Amount	09/15/2006	$44,987,785.26
	vi	Lesser of (iii) and (ii - iv)		$2,198,037,656.24
	vii	Class C Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$—
	viii	Class C Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—

XIII. 2006-B Waterfall for Distributions

				Remaining
				Funds Balance
A		Total Available Funds ( Sections III-L )	$72,044,562.64	$72,044,562.64

B		Primary Servicing Fees-Current Month plus any Unpaid	$1,110,783.59	$70,933,779.05

C		Quarterly Administration Fee plus any Unpaid	$20,000.00	$70,913,779.05

D	i	Gross Swap Payment due to Deutsche Bank AG, NY as swap counterparty	$28,022,107.41	$42,891,671.64

E	i	Class A-1 Noteholders’ Interest Distribution Amount	$6,804,163.08	$36,087,508.56
	ii	Class A-2 Noteholders’ Interest Distribution Amount	$2,856,517.95	$33,230,990.61
	iii	Class A-3 Noteholders’ Interest Distribution Amount	$5,198,812.19	$28,032,178.42
	iv	Class A-4 Noteholders’ Interest Distribution Amount	$4,980,144.10	$23,052,034.32
	v	Class A-5 Noteholders’ Interest Distribution Amount	$10,982,743.20	$12,069,291.12
	vi	Swap Termination Fees	$0.00	$12,069,291.1

F		First Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$12,069,291.12

G		Class B Noteholders’ Interest Distribution Amount	$1,119,165.86	$10,950,125.26

H		Second Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$10,950,125.26

I		Class C Noteholders’ Interest Distribution Amount	$1,580,223.63	$9,369,901.63

J		Third Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$9,369,901.63

K		Increase to the Specified Reserve Account Balance	$0.00	$9,369,901.63

L		Regular Principal Distribution Amount — Principal Distribution Account	$9,369,901.63	$0.00

M		Carryover Servicing Fees	$0.00	$0.00

N		Swap Termination Payments	$0.00	$0.00

O		Additional Principal Distribution Amount — Principal Distribution Account	$0.00	$0.00

P		Remaining Funds to the Certificateholders	$0.00	$0.00
XIV. 2006-B Principal Distribution Account Allocations

				Remaining
				Funds Balance
A		Total from Collection Account	$9,369,901.63	$9,369,901.63

B	i	Class A-1 Principal Distribution Amount Paid	$9,369,901.63	$0.00
	ii	Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
	iii	Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
	iv	Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
	v	Class A-5 Principal Distribution Amount Paid	$0.00	$0.00

C		Class B Principal Distribution Amount Paid	$0.00	$0.00

D		Class C Principal Distribution Amount Paid	$0.00	$0.00

E		Remaining Class C Principal Distribution Amount Paid	$0.00	$0.00

F		Remaining Class B Principal Distribution Amount Paid	$0.00	$0.00

G	i	Remaining Class A-1 Principal Distribution Amount Paid	$0.00	$0.00
	ii	Remaining Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
	iii	Remaining Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
	iv	Remaining Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
	v	Remaining Class A-5 Principal Distribution Amount Paid	$0.00	$0.00

XV. 2006-B Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B	Class C

	i	Quarterly Interest Due	$6,804,163.08	$2,856,517.95	$5,198,812.19	$4,980,144.10	$10,982,743.20	$1,119,165.86	$1,580,223.63
	ii	Quarterly Interest Paid	6,804,163.08	2,856,517.95	5,198,812.19	4,980,144.10	10,982,743.20	1,119,165.86	1,580,223.63

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	iv	Interest Carryover Due	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover Paid	0.00	0.00	0.00	0.00	0.00	0.00	0.00

	vi	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Distribution Amount	$17,168,582.95	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	9,369,901.63	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Shortfall	$7,798,681.32	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$16,174,064.71	$2,856,517.95	$5,198,812.19	$4,980,144.10	$10,982,743.20	$1,119,165.86	$1,580,223.63

B	Note Balances			06/08/2006	Paydown Factors	09/15/2006

	i	A-1 Note Balance	78443CCQ5	$468,000,000.00		$458,630,098.37
		A-1 Note Pool Factor		1.000000000	0.020021157	0.979978843

	ii	A-2 Note Balance	78443CCR3	$195,000,000.00		$195,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443CCS1	$349,000,000.00		$349,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443CCT9	$331,870,000.00		$331,870,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78443CCU6	$720,000,000.00		$720,000,000.00
		A-5 Note Pool Factor		1.000000000	0.000000000	1.000000000

	vi	B Note Balance	78443CCV4	$73,106,000.00		$73,106,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

	vii	C Note Balance	78443CCW2	$101,223,000.00		$101,223,000.00
		C Note Pool Factor		1.000000000	0.000000000	1.000000000

XVI. 2006-B Historical Pool Information

			06/08/06-8/31/06

Beginning Student Loan Portfolio Balance			$1,910,404,020.05

	Student Loan Principal Activity
	i	Principal Payments Received	$27,302,465.68
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	197.47
	iv	Seller Reimbursements	49,224.86

	v	Total Principal Collections	$27,351,888.01
	Student Loan Non-Cash Principal Activity
	i	Realized Losses/Loans Charged Off	$151,050.94
	ii	Capitalized Interest	(12,076,048.81)
	iii	Capitalized Insurance Fee	$1,503,281.86)
	iv	Other Adjustments	2,559.77

	v	Total Non-Cash Principal Activity	$(13,425,719.96)

(-)	Total Student Loan Principal Activity		$13,926,168.05

	Student Loan Interest Activity
	i	Interest Payments Received	$8,809,104.25
	ii	Repurchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	124.53
	iv	Seller Reimbursements	850.23
	v	Late Fees	83,051.57
	vi	Collection Fees	49.83

	viii	Total Interest Collections	$8,893,180.41
	Student Loan Non-Cash Interest Activity
	i	Realized Losses/Loans Charged Off	$7,151.56

	ii	Capitalized Interest	12,076,048.81
	iii	Other Interest Adjustments	119.71

	iv	Total Non-Cash Interest Adjustments	$12,083,320.08

	v	Total Student Loan Interest Activity	$20,976,500.49

(=)	Ending Student Loan Portfolio Balance		$1,896,477,852.00

(+)	Interest to be Capitalized		$119,540,350.31

(=)	TOTAL POOL		$2,016,018,202.31

(+)	Cash Capitalization Account Balance (CI)		$250,000,000.00

(=)	Asset Balance		$2,266,018,202.31

XVII. 2006-B Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Sep-06	$2,016,018,202	4.45%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.